Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of classes of share capital [line items]
Beginning Balance		$ 86,421		$ 84,076	$ 78,571
Issued in relation to share-based payments, net	[1]			11	10
Ending Balance		$ 86,506	$ 81,075	$ 86,506	$ 81,075
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,245,527,961	1,222,127,412	1,244,435,686	1,214,044,420
Beginning Balance		$ 22,136	$ 20,599	$ 22,054	$ 20,109
Issued in relation to share-based payments, net (shares)		21,402	57,036	1,113,677	115,078
Issued in relation to share-based payments, net		$ 2	$ 4	$ 84	$ 8
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[2]		7,385,149		15,410,099
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[2]		$ 463		$ 949
Outstanding at end of year		1,245,549,363	1,229,569,597	1,245,549,363	1,229,569,597
Ending Balance		$ 22,138	$ 21,066	$ 22,138	$ 21,066

[1]	Represents amounts on account of share-based payments (refer to Note 13).
[2]	Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.